Investment in Available for Sale Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of net recognized gains (losses) on equity investments

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Net realized gains (losses) on investment sold	$(401)	$-	$(2,543)	$-
Net unrealized gains (losses) on investments still held	447	(92,500)	(16,197)	(101,417)

Total	$46	$(92,500)	$(18,740)	$(101,417)

	Years Ended
	December 31,
	2019	2018
Net realized gains (losses) on investment sold	$(49,757)	$(1,792)
Net unrealized gains (losses) on investments still held	(110,692)	(99,416)

Total	$(160,449)	$(101,208)

Schedule of reconciliation of the investment in marketable securities
	June 30,	June 30,
	2020	2019
Balance – December 31	$44,766	$33,917
Additions	-	240,000
Proceeds on sales of securities	(17,009)	-
Recognized losses	(18,740)	(101,417)
Balance – June 30	$9,017	$172,500

	December 31,	December 31,
	2019	2018
Balance – January 1	$33,917	$135,409
Additions	240,000	-
Proceeds on sales of securities	(68,702)	(284)
Recognized losses	(160,449)	(101,208)
Balance – December 31	$44,766	$33,917